BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION	BASIS OF PRESENTATION
CNH Industrial N.V. (“CNH Industrial” or the “Company”) is incorporated in, and under the laws of the Netherlands. CNH Industrial has its corporate seat in Amsterdam, the Netherlands, and its principal office in London, England, United Kingdom. The Company was formed on September 29, 2013 as a result of the business combination transaction between Fiat Industrial S.p.A. (“Fiat Industrial”) and its majority owned subsidiary CNH Global N.V. (“CNH Global”). Unless otherwise indicated or the context otherwise requires, the terms “CNH Industrial” and the “Company” refer to CNH Industrial and its subsidiaries.
The condensed consolidated financial statements of CNH Industrial N.V. and its consolidated subsidiaries have been voluntarily prepared by the Company without audit. Although prepared on a voluntary basis, the condensed consolidated financial statements included in the report comply in all material respects with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) governing interim financial statements. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted as permitted by such rules and regulations. All adjustments, consisting only of normal recurring adjustments, have been included. Management believes that the disclosures are adequate to present fairly the financial position, results of operations, and cash flows at the dates and for the periods presented. These interim financial statements should be read in conjunction with the financial statements and the notes thereto appearing in the Company’s annual report on Form 20-F for the year ended December 31, 2021. Results for interim periods are not necessarily indicative of those to be expected for the fiscal year. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related accompanying notes and disclosures. The COVID-19 pandemic has resulted in uncertainties in the Company's business, which may cause actual results to differ materially from the estimates and assumptions used in preparation of the financial statements including, but not limited to, future cash flows associated with goodwill, indefinite life intangibles, definite life intangibles, long-lived impairment tests, determination of discount rates and other assumptions for pension and other post-retirement benefit expense and income taxes. Changes in estimates are recorded in results of operations in the period during which the events or circumstances giving rise to such changes occur.
Certain financial information in this report has been presented by geographic area. Beginning January 1, 2022, our geographical regions are: (1) North America; (2) Europe, Middle East and Africa; (3) South America and (4) Asia Pacific. Prior amounts have been conformed to these regions. The geographic designations have the following meanings:
•North America: United States, Canada, and Mexico;
•Europe, Middle East, and Africa: member countries of the European Union, European Free Trade Association, the United Kingdom, Ukraine, Balkans, Russia, Turkey, the African continent, and the Middle East;
•South America: Central and South America, and the Caribbean Islands; and
•Asia Pacific: Continental Asia (including the Indian subcontinent) and Oceania
Discontinued Operations
Until December 31, 2021, CNH Industrial N.V. owned and controlled the Commercial and Specialty Vehicles business, the Powertrain business, and the related Financial Services business (together the “Iveco Group Business” or the “On-Highway Business”), as well as the Agriculture business, the Construction business, and the related Financial Services business (collectively, the “Off-Highway Business”). Effective January 1, 2022, the Iveco Group Business was separated from CNH Industrial N.V. by way of a demerger under Dutch law to Iveco Group N.V. (the "Demerger") and Iveco Group N.V. (the "Iveco Group") became a public listed company independent from CNH Industrial with its common shares trading on Euronext Milan, a regulated market organized and managed by Borsa Italiana S.p.A. The On-Highway Business' financial results for the periods prior to the demerger have been reflected in our Condensed Consolidated Statement of Operations, retrospectively, as discontinued operations. Additionally, the related assets and liabilities associated with the On-Highway Business are classified as discontinued operations within Assets Held for Distribution and Liabilities Held for Distribution in the prior year of the Condensed Consolidated Balance Sheet. Pursuant to the terms of the deeds of demerger entered into between CNH Industrial N.V. and Iveco Group N.V. on January 1, 2022, assets related to the On-Highway Business were transferred to, and liabilities related to the On-Highway Business were retained or assumed by, Iveco Group N.V.
In order to present the financial effects of a Discontinued Operation, revenues and expenses arising from intercompany transactions were eliminated. Eliminations from transactions between Continuing and Discontinued Operations are allocated in full to Discontinued Operations. However, no profit or loss is recognized for intercompany transactions within the Condensed Consolidated Statement of Operations. The amounts of income statement items included in Discontinued Operations is detailed in the following sections.
Intercompany transactions between Continuing and Discontinued Operations have been eliminated in the consolidated statement of financial position. The net balance between Assets held for distribution and Liabilities held for distribution represents the net equity of the Discontinued Operations. This amount corresponds to the reduction in the total equity of CNH Industrial due to the Demerger that occurred on January 1, 2022.
All cash flows from Discontinued Operations are reported in the appropriate items for operating activities, investing activities and financing activities in the Statement of Cash Flows. The cash flows represent those arising from transactions with third parties.
The following table presents the assets and liabilities of the Iveco Group Business classified as Assets Held for Distribution and Liabilities Held for Distribution:

December 31, 2021
(in millions)
ASSETS HELD FOR DISTRIBUTION
Cash and cash equivalents	$961
Restricted cash	55
Trade receivables, net	165
Financing receivables, net	3,284
Inventories, net	3,005
Property, plant and equipment, net	3,221
Investments in unconsolidated subsidiaries and affiliates	613
Equipment under operating leases	66
Goodwill, net	80
Other intangible assets, net	141
Deferred tax assets	1,059
Other assets	896
Total Assets Held for Distribution	$13,546

LIABILITIES HELD FOR DISTRIBUTION
Debt	2,343
Trade payables	3,366
Deferred tax liabilities	14
Pension, postretirement and other postemployment benefits	560
Other liabilities	5,609
Total Liabilities Held for Distribution	$11,892
Details of Statement of Operations line items included in Discontinued Operations, after the eliminations, for three and six months ended June 30, 2021 are as follows:

	Three Months Ended June 30,	Six Months Ended June 30,
	2021	2021
	(in millions)
Revenues
Net sales	$3,962	$7,532
Finance, interest and other income	43	92
Total Revenues	$4,005	$7,624
Costs and Expenses
Cost of goods sold	3,401	6,459
Selling, general and administrative expenses	267	488
Research and development expenses	165	296
Restructuring expenses	3	4
Interest expense	28	57
Other, net	(75)	—
Total Costs and Expenses	$3,789	$7,304
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	216	320
Income tax (expense) benefit	(36)	(77)
Equity in income of unconsolidated subsidiaries and affiliates	5	4
Net Income (loss) from discontinued operations	$185	$247

Cash flows from Discontinued Operations from the six months ended June 30, 2021 are as follows:

Six Months Ended June 30,
2021
(in millions)
Operating activities:
Net income (loss) of discontinued operations	$247
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of depreciation and amortization of assets under operating leases and assets sold under buy-back commitments	159
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	148
Loss on disposal of assets	2
Loss on repurchase of notes	—
Undistributed income of unconsolidated subsidiaries	16
Other non-cash items	(48)
Changes in operating assets and liabilities:
Provisions	60
Deferred income taxes	(7)
Trade and financing receivables related to sales, net	151
Inventories, net	(585)
Trade payables	322
Other assets and liabilities	105
Cash flow from operating activities of discontinued operation	$570
Investing activities:
Additions to retail receivables	(14)
Collections of retail receivables	20
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	1
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(97)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(371)
Other	308
Cash flow provided by (used in) investing activities of discontinued operation	$(153)
Financing activities:
Proceeds from long-term debt	1,566
Payments of long-term debt	(2,068)
Net decrease in other financial liabilities	132
Dividends paid	—
Cash flow from financing activities of discontinued operation	$(370)
Business Combinations
On November 30, 2021, CNH Industrial acquired Raven Industries, Inc. ("Raven"). Raven included three business divisions: Applied Technology, Engineered Films and Aerostar. The acquisition of Raven has been accounted for as a business combination using the acquisition method of accounting. At December 31, 2021, CNH Industrial recorded preliminary estimates for the fair value of assets acquired and liabilities assumed as of the acquisition date including $1.3 billion and $0.5 billion in preliminary goodwill and intangible assets, respectively. The valuation of assets acquired and liabilities assumed has not yet been finalized as of June 30, 2022. Applied Technology results for the three and six months ended June 30, 2022 are included in the Company's Agriculture segment. As of June 30, 2022, the Engineered Films Division has been sold and as of July 31, 2022, the Aerostar division has been sold. During the second quarter, we recorded certain measurement period adjustments as we further refined certain valuations and recorded the sale of the Engineered Films Division.
On December 30, 2021, CNH Industrial completed its previously announced purchase of 90% capital stock of Sampierana S.p.A. ("Sampierana"). At December 31, 2021, CNH Industrial had recorded preliminary estimates for the fair value of assets acquired and liabilities assumed as of the acquisition date including approximately $51 million in preliminary goodwill. The valuation of assets acquired and liabilities assumed has not yet been finalized as of June 30, 2022 and no measurement period adjustments have been recorded in the three months ended June 30, 2022. The results of Sampierana are included in the Company’s Construction segment.
On May 16, 2022, CNH Industrial acquired Specialty Enterprises LLC, a manufacturer of agricultural spray booms and sprayer boom accessories. The results of Specialty Enterprises will be included in the Company’s Agriculture segment.